Exhibit 99.1

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-30-2010	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		2/11/2010

2	Payment Date		2/16/2010

3	Collection Period	12/27/2009	1/30/2010	35

4	Monthly Interest Period- Actual	1/15/2010	2/15/2010	32

5	Monthly Interest- Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	—	—	—	—	—
7	Class A-2 Notes	489,000,000.00	434,801,243.07	—	56,488,565.51	378,312,677.56	0.7736456
8	Class A-3 Notes	774,000,000.00	774,000,000.00	—	—	774,000,000.00	1.0000000
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$1,322,801,243.07	$—	$56,488,565.51	$1,266,312,677.56

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$1,913,784,905.91			$1,857,296,340.40

13	NPV Lease Payments Receivable	1,010,673,954.42	675,692,511.14			633,400,464.80
14	NPV Base Residual	1,284,408,231.37	1,238,092,394.77			1,223,895,875.60

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	1.4521%	—	—	—	—
16	Class A-2 Notes	2.8700%	1,039,899.64	2.3916667	57,528,465.15	132.3097992
17	Class A-3 Notes	3.4100%	2,199,450.00	2.8416667	2,199,450.00	2.8416667
18	Class A-4 Notes	4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities		3,675,399.64		60,163,965.15

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	43,663,261.11
20	Pull Ahead Waived Payments	25,085.52
21	Sales Proceeds - Early Terminations	16,136,033.05
22	Sales Proceeds - Scheduled Terminations	11,563,428.18
23	Security Deposits for Terminated Accounts	42,170.00
24	Excess Wear and Tear Received	122,747.96
25	Excess Mileage Charges Received	182,254.93
26	Other Recoveries Received	282,341.09

27	Subtotal: Total Collections	72,017,321.84

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	2,391.42

31	Total Available Funds, prior to Servicer Advances	72,019,713.26

32	Servicer Advance	—

33	Total Available Funds	72,019,713.26

34	Reserve Account Draw	—

35	Available for Distribution	72,019,713.26

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,594,820.75
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		3,675,399.64
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	66,744,492.87
49	Regular Principal Distribution Amount	56,488,565.51
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		56,488,565.51
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		10,255,927.36

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-30-2010	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,322,801,243.07
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,857,296,340.40)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,322,801,243.07
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(1,266,312,677.56)

61	Regular Principal Distribution Amount	56,488,565.51

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,857,296,340.40
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)	(590,983,662.84)

65	Targeted Note Balance	1,266,312,677.56

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	72,019,713.26
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	1,594,820.75
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	3,675,399.64
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	66,744,492.87
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	66,744,492.87

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		17,213,116.39
85	Initial Reserve Account Balance		17,213,116.39
86	Beginning Reserve Account Balance		17,213,116.39

87	Plus: Net Investment Income for the Collection Period		566.56

88	Subtotal: Reserve Fund Available for Distribution		17,213,682.95
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—

90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		17,213,682.95
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		566.56

93	Equals: Ending Reserve Account Balance		17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	737	11,638,715.81
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(11,590,678.18)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(117,907.79)
99	Less: Excess Wear and Tear Received		(122,747.96)
100	Less: Excess Mileage Received		(182,254.93)

101	Current Period Net Residual Losses/(Gains)	737	(374,873.05)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	4,625	(840,142.48)
104	Current Period Net Residual Losses (Item 101)	737	(374,873.05)

105	Ending Cumulative Net Residual Losses	5,362	(1,215,015.53)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.05%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-30-2010	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			2,295,082,186	1,857,296,340
109	Aggregate Base Residual Value			1,568,723,690	1,405,140,500
110	Number of Current Contracts			104,213	92,900
111	Weighted Average Lease Rate			3.64%	3.59%
112	Average Remaining Term			28.3	19.7
113	Average Original Term			38.6	38.4
114	Proportion of Base Prepayment Assumption Realized				85.74%
115	Actual Monthly Prepayment Speed				0.66%
116	Turn-in Ratio on Scheduled Terminations				83.04%
		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance - Beginning of Period		94,548	2,138,877,763	1,913,784,906
118	Depreciation/Payments			(31,448,656)	(28,427,002)
119	Gross Credit Losses		(101)	(2,312,876)	(2,245,491)
120	Early Terminations - Regular		(764)	(15,199,021)	(13,693,975.88)
121	Early Terminations - Lease Pull Aheads		(46)	(557,789)	(483,380.76)
122	Scheduled Terminations - Returned to VCI	9,642,669	(612)	(11,059,644)	(9,910,814)
123	Scheduled Terminations - Purchased	1,948,010	(125)	(1,944,516)	(1,727,901)

124	Pool Balance - End of Period		92,900	2,076,355,263	1,857,296,340

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

126	Current		91,519	1,830,547,403	98.56%
127	31 - 90 Days Delinquent		1,146	21,945,245	1.18%
128	91+ Days Delinquent		235	4,803,693	0.26%

129	Total		92,900	1,857,296,340	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			101	2,245,491
132	Aggregate Liquidation Proceeds on charged-off units				(1,315,139)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			5	154,786
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(101,366)

136	Current Period Aggregate Net Credit Losses/(Gains)			106	983,772

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			647	4,079,675
139	Current Period Net Credit Losses (Item 136)			106	983,772

140	Ending Cumulative Net Credit Losses			753	5,063,447

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.22%

142	Aging of Scheduled Maturies Not Sold				Units

143	0 - 60 Days since Contract Maturity				526
144	61 - 120 Days since Contract Maturity				48
145	12 1+ Days since Contract Maturity				23

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-30-2010	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
3/15/2010	32,020,348
4/15/2010	38,944,372
5/15/2010	53,948,139
6/15/2010	53,683,805
7/15/2010	32,703,213
8/15/2010	31,044,555
9/15/2010	29,401,036
10/15/2010	28,117,829
11/15/2010	31,766,308
12/15/2010	39,164,872
1/15/2011	38,809,642
2/15/2011	54,302,961
3/15/2011	47,136,851
4/15/2011	66,187,389
5/15/2011	104,951,436
6/15/2011	100,850,320
7/15/2011	93,683,602
8/15/2011	103,771,474
9/15/2011	99,286,606
10/15/2011	81,250,083
11/15/2011	86,456,814
12/15/2011	63,538,035
1/15/2012	51,313,460
2/15/2012	53,655,514
3/15/2012	63,796,469
4/15/2012	99,142,880
5/15/2012	81,756,612
6/15/2012	51,216,938
7/15/2012	23,768,273
8/15/2012	33,715,452
9/15/2012	24,000,549
10/15/2012	16,431,267
11/15/2012	13,172,171
12/15/2012	9,788,176
1/15/2013	5,738,191
2/15/2013	4,719,127
3/15/2013	6,366,593
4/15/2013	7,125,701
5/15/2013	566,434
6/15/2013	1,140
7/15/2013	1,053
8/15/2013	648
9/15/2013	—
10/15/2013	—
11/15/2013	—
12/15/2013	—
1/15/2014	—
2/15/2014	—
3/15/2014	—
4/15/2014	—
5/15/2014	—
6/15/2014	—
7/15/2014	—
8/15/2014	—
9/15/2014	—
10/15/2014	—
11/15/2014	—
12/15/2014	—
1/15/2015	—
2/15/2015	—

Total:	1,857,296,340

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month